Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock - Class E [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Mar. 31, 2017	$ 600			$ (82,830)	$ (82,230)
Beginning Balance, shares at Mar. 31, 2017	645
Capital Contributions			44,226		(44,226)
Common stock issued for services in April and May 2018, May 2017 (Notes 7 and 10)
Common stock issued for services in April and May 2018 (Notes 7 and 10), shares	471,473
Common stock issued as part of the private placement in March 2018 (Note 8) and September 2018			60,000		60,000
Common stock issued as part of the private placement March 2018 (Note 8) and September 2018, shares	32,226
Issuance of common stock to FullCircle Registry, Inc. common stockholders in connection with acquisition in June 2018 (Note 12)
Issuance of common stock to FullCircle Registry, Inc. common stockholders in connection with acquisition in June 2018 (Note 12), shares	8,067,889
Consolidated net loss					(1,177,925)
Dividends				(176,690)	(176,690)
Net loss for the year ended March 31, 2018				(1,177,925)	(1,177,925)
Ending Balance at Mar. 31, 2018	$ 600		104,226	(1,437,445)	$ (1,332,619)
Ending Balance, shares at Mar. 31, 2018	8,572,233				8,572,233
Common stock issued for services in April and May 2018, May 2017 (Notes 7 and 10)			70,000		$ 70,000
Common stock issued for services in April and May 2018 (Notes 7 and 10), shares	100
Common stock issued as part of the private placement in March 2018 (Note 8) and September 2018			1,367,500		1,367,500
Common stock issued as part of the private placement March 2018 (Note 8) and September 2018, shares	1,954
Common stock issued for employee services in May 2018 (Note 8)			575,200		575,200
Common stock issued for employee services in May 2018 (Note 8), shares	822
Common stock issued in exchange for debt reduction in June 2018 (Note 8)			100,000		100,000
Common stock issued in exchange for debt reduction in June 2018 (Note 8), shares	143
Issuance of common stock to FullCircle Registry, Inc. common stockholders in connection with acquisition in June 2018 (Note 12)	$ 232		567,603		567,835
Issuance of common stock to FullCircle Registry, Inc. common stockholders in connection with acquisition in June 2018 (Note 12), shares	687,630
Issuance of common stock to FullCircle Registry, Inc. convertible debt holders in connection with acquisition in June 2018 (Note 12)	$ 133		324,344		324,477
Issuance of common stock to FullCircle Registry, Inc. convertible debt holders in connection with acquisition in June 2018 (Note 12), shares	392,931
Consolidated net loss				(1,370,123)	(1,370,123)
Ending Balance at Jun. 30, 2018	$ 965		3,108,873	(2,807,568)	$ 302,270
Ending Balance, shares at Jun. 30, 2018	9,655,813				9,655,813
Common stock issued as part of the private placement in September 2018			637,000		$ 637,000
Common stock issued as part of the private placement in September 2018, shares	910
Common stock issued for services in December 2018	$ 8		237,851		237,859
Common stock issued for services in December 2018, shares	75,511
Common stock issued for services in January 2019	$ 10		219,990		220,000
Common stock issued for services in January 2019, shares	100,000
Common stock issued for services in February 2019	$ 10		246,990		247,000
Common stock issued for services in February 2019, shares	100,000
Common stock issued for services in March 2019	$ 10		216,990		217,000
Common stock issued for services in March 2019, shares	100,000
Non-cash consideration for net assets of Entertainment	$ (4)		(92,696)		(92,700)
Non-cash consideration for net assets of Entertainment, shares	(38,625)
Consolidated net loss				(3,869,278)	(3,869,278)
Ending Balance at Mar. 31, 2019	$ 999		4,574,998	(6,676,846)	(2,100,849)
Ending Balance, shares at Mar. 31, 2019	9,993,609
Beginning Balance at Jun. 30, 2018	$ 965		3,108,873	(2,807,568)	$ 302,270
Beginning Balance, shares at Jun. 30, 2018	9,655,813				9,655,813
Common stock issued as part of the private placement in March 2018 (Note 8) and September 2018			637,000		$ 637,000
Common stock issued as part of the private placement March 2018 (Note 8) and September 2018, shares	182,255
Common stock issued for warrants for services and convertible debt in January 2019	$ 24		591,859		591,883
Common stock issued for warrants for services and convertible debt in January 2019, shares	242,271
Common stock issued for warrants for servives and convertible debt in February 2019	$ 15		370,485		370,500
Common stock issued for warrants for servives and convertible debt in February 2019, shares	150,000
Non-cash consideration for net assets of Entertainment in February 2019	$ (4)		(92,696)		(92,700)
Sale of net assets to FCLR in February 2019			(1,511,844)		(1,511,844)
Common stock issued for warrants for services in March 2019	$ 10		219,990		220,000
Common stock issued for warrants for services in March 2019, shares	100,000
Common stock issued for services in May 2019	$ 7		128,085		128,092
Common stock issued for services in May 2019, shares	62,790
Common stock issued for cashless exercise of warrant in May 2019
Common stock issued for cashless exercise of warrant in May 2019, shares	381,944
Settlement of conversion features and warrants in April and May 2019			301,575		301,575
Common Stock issued under Stock Plan in May 2019	$ 45		854,955		855,000
Common Stock issued under Stock Plan in May 2019, shares	450,000
Common stock issued for services in June 2019	$ 4		90,655		90,659
Common stock issued for services in June 2019, shares	33,828
Common stock issued under Stock Plan in June 2019	$ 6		160,794		160,800
Common stock issued under Stock Plan in June 2019, shares	60,000
Consolidated net loss				(6,663,117)	(6,663,117)
Ending Balance at Jun. 30, 2019	$ 1,072		4,859,731	(9,470,685)	$ (4,609,882)
Ending Balance, shares at Jun. 30, 2019	11,318,901				11,318,901
Common stock issued for services in July and August 2019	$ 48		1,203,252		$ 1,203,300
Common stock issued for services in July and August 2019, shares	475,000
Common stock issued in exchange for debt reduction in August 2019	$ 35		619,068		619,103
Common stock issued in exchange for debt reduction in August 2019, shares	347,397
Settlement of conversion features in August and September 2019			149,374		149,374
Issuance of common stock to warrant holders in September 2019
Issuance of common stock to warrant holders in September 2019, shares	644,709
Common stock issued as compensation in September 2019	$ 4		44,507		44,511
Common stock issued as compensation in September 2019, shares	44,511
Common stock issued for services in September 2019	$ 9		79,991		80,000
Common stock issued for services in September 2019, shares	80,000
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12)	$ 135		1,720,216		1,720,351
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12), shares	1,350,000
Common stock issued in exchange for debt reduction in September 2019	$ 40		408,622		408,662
Common stock issued in exchange for debt reduction in September 2019, shares	397,864
Common stock issued for services in October 2019	$ 52		403,550		403,602
Common stock issued for services in October 2019, shares	521,557
Common stock issued in exchange for debt reduction in October 2019	$ 83		478,651		478,734
Common stock issued in exchange for debt reduction in October 2019, shares	833,572
Issuance of common stock to warrant holders in October 2019
Issuance of common stock to warrant holders in October 2019, shares	583,670
Settlement of conversion features in October 2019			3,000		3,000
Common stock issued for services in November 2019	$ 5		19,795		19,800
Common stock issued for services in November 2019, shares	45,000
Common stock issued in exchange for debt reduction in November 2019	$ 119		429,396		429,515
Common stock issued in exchange for debt reduction in November 2019, shares	1,194,157
Common stock issued for convertible notes in November 2019	$ 50		219,950		220,000
Common stock issued for convertible notes in November 2019, shares	500,000
Common stock issued for services in December 2019	$ 91		256,387		256,478
Common stock issued for services in December 2019, shares	908,355
Commitment shares issued in December 2019	$ 3		6,997		7,000
Commitment shares issued in December 2019, shares	25,000
Issuance of Preferred Stock - Class E in November 2019		$ 50	499,950		500,000
Issuance of Preferred Stock - Class E November 2019, shares		500,000
Common Stock issued in exchange for debt reduction in January 2020 (Note 8)	$ 251		436,629		436,880
Common Stock issued in exchange for debt reduction in January 2020 (Note 8), shares	2,514,782
Common Stock issued for services in January 2020 (Note 8)	$ 10		13,990		14,000
Common Stock issued for services in January 2020 (Note 8), shares	100,000
Common stock issued for compensation in January 2020 (Note 8)	$ 10		14,990		15,000
Common stock issued for compensation in January 2020 (Note 8), shares	100,000
Common stock issued in exchange for debt reduction in February 2020 (Note 8)	$ 511		243,169		243,680
Common stock issued in exchange for debt reduction in February 2020 (Note 8), shares	5,113,855
Common stock issued in exchange for services in February 2020 (Note 8)	$ 10		6,990		7,000
Common stock issued in exchange for services in February 2020 (Note 8), shares	100,000
Common stock issued in exchange for debt reduction in March 2020 (Note 8)	$ 8,559		1,522,153		1,530,712
Common stock issued in exchange for debt reduction in March 2020 (Note 8), shares	85,586,940
Common stock issued for services in March 2020 (Note 8)	$ 89		11,945		12,034
Common stock issued for services in March 2020 (Note 8), shares	890,000
Common stock issued for cashless exercise of warrants in March 2020 (Note 8)
Common stock issued for cashless exercise of warrants in March 2020 (Note 8), shares	21,914,415
Common stock issued as part of the private placement in March 2018 (Note 8) and September 2018					100,000
Consolidated net loss				(10,100,651)	(10,100,651)
Ending Balance at Mar. 31, 2020	$ 11,186	$ 50	$ 13,652,303	$ (19,571,336)	$ (5,907,797)
Ending Balance, shares at Mar. 31, 2020	35,589,685	500,000			135,551,060